Shareholders’ deficit (Details) - Schedule of share consolidation - shares		3 Months Ended	10 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Mar. 09, 2021
Common Shares [Member]
Shareholders’ deficit (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance	[1]	390,000	390,000	1,060,000
Issued, Beginning balance	[1]	361,528	361,528	1,000,000
Authorized, Share-based payment under the equity incentive plan ESPP	[1]
Issued, Share-based payment under the equity incentive plan ESPP	[1]		31,528
Authorized, Ending balance	[1]	390,000	390,000	1,060,000
Issued, Ending balance	[1]	361,528	361,528	1,000,000
Series A Preferred Shares [Member]
Shareholders’ deficit (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance	[1]	680,196	680,196
Issued, Beginning balance	[1]	680,196	680,196
Authorized, Share-based payment under the equity incentive plan ESPP	[1]
Issued, Share-based payment under the equity incentive plan ESPP	[1]
Authorized, Ending balance	[1]	680,196	680,196
Issued, Ending balance	[1]	680,196	680,196
Common Shares Held In Treasury [Member]
Shareholders’ deficit (Details) - Schedule of share consolidation [Line Items]
Beginning balance	[2]	57,756
Share-based payment under the equity incentive plan ESPP	[2]	(35,000)
Ending balance	[2]	22,756	57,756

[1]	Fully paid-in registered shares with a par value of CHF 0.10
[2]	Registered shares with a par value of CHF 0.10 held in treasury